COMMITMENTS AND CONTINGENCIES (Details - Lease maturities)	Mar. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024 (remainder of year)	$ 195,934
2025	153,096
2026	60,862
Total	$ 409,892